Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000799084_SupplementTextBlock

SUNAMERICA EQUITY FUNDS

SunAmerica Japan Fund (the “Fund”)

Supplement dated August 1, 2014 to the Prospectus

dated February 1, 2014, as supplemented and amended to date

Effective immediately, under the heading “Fund Highlights: SunAmerica Japan Fund – FEES AND EXPENSES OF THE FUND,” on page 7 of the Prospectus, the information in the table that describes the fees and expenses under the heading “Annual Fund Operating Expenses” with respect to Class C shares is hereby deleted in its entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica Japan Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.97%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	4.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.57%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.55%